FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	1,316,432	2,830,180
Financing receivables from micro‑loan platforms	153,809	152,677
Total short‑term financing receivables	1,470,241	2,982,857
Allowance for credit losses	(122,482)	(147,330)
Total short‑term financing receivables, net	1,347,759	2,835,527

Schedule of provision for credit losses, financing receivable

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(131,762)	(139,427)	(122,482)
(Provisions) Reversals	(18,658)	7,573	(27,017)
Write‑offs	10,993	9,372	2,169
Ending balance	(139,427)	(122,482)	(147,330)

Schedule of financing receivables portfolio based on customer type, origination year and delinquency

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	12,618	12,618	—	12,618
2021	—	—	—	—	46,333	46,333	—	46,333
2022	—	—	—	—	3,740	3,740	—	3,740
2023	5,545	—	—	763	1,027	7,335	1,308,553	1,315,888
Subtotal	5,545	—	—	763	108,155	114,463	1,308,553	1,423,016
Non-property transaction related business
2018 and before	—	—	—	—	4,731	4,731	—	4,731
2019	—	—	—	—	31,137	31,137	—	31,137
2020	—	—	—	—	4,079	4,079	—	4,079
2021	—	—	—	1,600	5,314	6,914	—	6,914
2022	—	—	—	—	364	364	—	364
Subtotal	—	—	—	1,600	45,625	47,225	—	47,225
December 31, 2023	5,545	—	—	2,363	153,780	161,688	1,308,553	1,470,241
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	10,197	10,197	—	10,197
2021	—	—	—	—	45,625	45,625	—	45,625
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	2,624	2,624	—	2,624
2024	20,687	204	1,600	561	7,589	30,641	2,805,961	2,836,602
Subtotal	20,687	204	1,600	561	110,863	133,915	2,805,961	2,939,876
Non-property transaction related business
2018 and before	—	—	—	—	4,182	4,182	—	4,182
2019	—	—	—	—	29,575	29,575	—	29,575
2020	—	—	—	—	3,682	3,682	—	3,682
2021	—	—	—	—	5,210	5,210	—	5,210
2022	—	—	—	—	332	332	—	332
Subtotal	—	—	—	—	42,981	42,981	—	42,981
December 31, 2024	20,687	204	1,600	561	153,844	176,896	2,805,961	2,982,857